SCHEDULE OF LOANS (Details) - CAD ($)		9 Months Ended
	May 19, 2020	Sep. 30, 2021	Apr. 23, 2021
IfrsStatementLineItems [Line Items]
Rate	25.00%
Principal		$ 89,279
Interest		4,470
Total		$ 93,749
Canada Emergency Business Account [Member]
IfrsStatementLineItems [Line Items]
Start Date		May 19, 2020
Maturity Date	three-year term loan	Dec. 31, 2022
Rate	5.00%	0.00%	5.00%
Principal		$ 36,140
Interest		616
Total		$ 36,756
Canada Emergency Business Account Loan [Member]
IfrsStatementLineItems [Line Items]
Start Date		Apr. 23, 2021
Maturity Date		Dec. 31, 2022
Rate		0.00%
Principal		$ 36,140
Interest		616
Total		$ 36,756
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Start Date		Aug. 30, 2019
Maturity Date		Sep. 11, 2024
Rate		6.99%
Principal		$ 16,999
Interest		3,238
Total		$ 20,237